Consolidated Statement of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Stock at Cost [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2011	$ 8	$ 399,900	$ 80,300	$ (2,995)	$ (4)	$ 38,067	$ 515,276
Balance (in shares) at Jun. 30, 2011	75,290,000
Share-based compensation	0	2,482	0	0	0	0	2,482
Share-based compensation (in shares)	4,000
Stock option exercises	0	195	0	0	0	0	195
Stock option exercises (in shares)	38,000						(38,000)
Sale of noncontrolling interest	0	210	0	0	0	0	210
Cash dividend	0	0	(15,007)	0	0	0	(15,007)
Solsil shares purchased	0	2,888	0	0	0	(3,038)	(150)
Acquisition of Quebec Silicon	0	0	0	0	0	46,762	46,762
Comprehensive income (loss)	0	0	54,570	(3,845)	0	3,306	54,031
Balance at Jun. 30, 2012	8	405,675	119,863	(6,840)	(4)	85,097	603,799
Balance (in shares) at Jun. 30, 2012	75,332,000
Share-based compensation	0	(5,525)	0	0	0	0	(5,525)
Share-based compensation (in shares)	2,000
Stock option exercises	0	1,023	0	0	0	0	1,023
Stock option exercises (in shares)	255,000						(583,333)
Cash dividend	0	0	(28,207)	0	0	0	(28,207)
Yonvey shares purchased	0	(1,939)	0	0	0	(1,510)	(3,449)
Quebec Silicon purchase price allocation adjustments	0	0	0	0	0	(3,102)	(3,102)
Comprehensive income (loss)	0	0	(21,028)	1,922	0	647	(18,459)
Balance at Jun. 30, 2013	8	399,234	70,628	(4,918)	(4)	81,132	546,080
Balance (in shares) at Jun. 30, 2013	75,589,000
Share-based compensation	0	(729)	0	0	0	0	(729)
Share-based compensation (in shares)	4,000
Stock option exercises	0	180	0	0	0	0	180
Stock option exercises (in shares)	30,000						(45,521)
Cash dividend	0	0	(21,456)	0	0	0	(21,456)
Share repurchase	0	0	0	0	(28,962)	0	(28,962)
Comprehensive income (loss)	0	0	21,703	(459)	0	4,171	25,415
Balance at Jun. 30, 2014	$ 8	$ 398,685	$ 70,875	$ (5,377)	$ (28,966)	$ 85,303	$ 520,528
Balance (in shares) at Jun. 30, 2014	75,623,000